UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 77.44%

Agricultural Chemicals - 0.62%
200	CF Industries Holdings, Inc.	$ 40,632

Aircraft Parts & Auxiliary Equipment - 1.01%
3,900	Spirit Aerosystems Holdings, Inc. Class-A *	66,183

Bottled & Canned Soft Drinks - 1.13%
1,400	Monster Beverage Corp. *	73,976

Communication Services, NEC - 1.33%
13,100	RRSat Global Communications Network Ltd. (Israel)	87,554

Concrete, Gypsum & Plaster Products - 0.77%
2,500	Monarch Cement Co.	50,500

Computer & Office Equipment - 1.06%
4,900	Hewlett-Packard Co.	69,825

Cookies & Crackers - 0.78%
800	J&J Snack Food Corp.	51,106

Crude Petroleum & Natural Gas - 0.86%
3,800	WPX Energy, Inc. *	56,544

Engines & Turbines - 2.31%
1,400	Cummins, Inc.	151,690

Fire, Marine & Casualty Insurance - 8.98%
1,800	ACE Ltd.(Switzerland)	143,640
325	Fairfax Financial Holdings Ltd. (Canada)	117,325
4,000	Montpelier RE Holdings Ltd. (Bermuda)	91,440
2,200	Safety Insurance Group, Inc.	101,574
1,900	Travelers Co., Inc.	136,458
		590,437
Footwear - 1.24%
4,400	Sketchers USA, Inc. Class-A *	81,400

Hospital & Medical Service Plans - 1.63%
2,200	Wellcare Health Plans, Inc. *	107,118

Industrial Instruments For Measurement - 1.12%
2,000	Cognex Corp.	73,580

Investment Advise - 3.09%
800	Franklin Resources, Inc.	100,560
3,500	Legg Mason, Inc.	90,020
1,000	Manning & Napier, Inc. Class A	12,600
		203,180
Meat Packing Plants - 2.12%
55	Seaboard Corp.	139,143

Metal Mining - 0.46%
880	Freeport-McMoRan Copper & Gold, Inc.	30,096

Miscellaneous Manufacturing Industries -1.49%
3,000	Hillenbrand, Inc.	67,830
1,100	Oil-Dri Corp. of America	30,360
		98,190
Motor Vehicle Parts & Accessories - 0.47%
800	Delphi Automotive PLC *	30,600

Motor Vehicles & Passenger Car Bodies - 2.81%
1,980	Toyota Motor Corp. ADR (Japan)	184,635

National Commercial Banks - 3.58%
3,800	JPMorgan Chase & Co.	167,083
2,000	Wells Fargo & Co.	68,360
		235,443
Oil & Natural Gas - 8.88%
1,350	BP Plc. ADR (United Kingdom)	56,214
1,100	Conoco Phillips	63,789
600	Marathon Oil Corp.	18,396
1,400	Marathon Petroleum Corp.	88,200
3,900	Noble Corp. (Switzerland)	135,798
2,050	Phillips 66	108,855
3,300	Valero Energy Corp.	112,596
		583,848
Paper Mills - 0.54%
2,700	Resolute Forest Products, Inc. *	35,748

Primary Production of Aluminum - 1.13%
1,200	Kaiser Aluminum Corp.	74,028

Private Equity Firm - 0.94%
5,100	MVC Capital, Inc.	61,965

Recreational Products - 0.15%
4,000	Cybex International, Inc. *	9,960

Retail-Eating Places - 2.36%
4,600	Nathans Famous, Inc. *	155,020

Retail-Grocery Stores - 2.75%
4,300	Village Super Market, Inc. Class-A	141,298
1,000	Weis Markets, Inc.	39,170
		180,468
Retail-Miscellaneous Shopping - 2.01%
11,600	Staples, Inc.	132,240

Retail-Radio, TV & Consumer Electronic Stores - 0.36%
11,200	Radioshack Corp.	23,744

Rolling Drawing & Extruding of Nonferrous Metals - 0.84%
2,000	RTI International Metals, Inc. *	55,120

Savings Institution, Federally Chartered - 2.14%
5,600	People's United Financial, Inc.	67,704
3,200	Territorial Bancorp, Inc.	73,120
		140,824
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.86%
3,000	Garmin Ltd. (Switzerland)	122,250

Security Brokers, Dealers & Flotation Companies - 5.42%
2,200	Gamco Investors, Inc.	116,754
76,300	Gleacher & Co., Inc. *	57,225
11,100	JMP Group, Inc.	67,377
6,000	Morgan Stanley	114,720
		356,076
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.77%
1,600	NYSE Euronext	50,464

Semiconductors & Related Devices - 0.94%
2,000	Texas Instruments, Inc.	61,780

Services-Advertising Agencies - 0.77%
2,600	ValueClick, Inc. *	50,466

Services-Amusement & Recreation Services - 0.72%
21,600	Dover Downs Gaming & Entertainment, Inc.	47,520

Services-Equipment Rental & Leasing - 2.50%
12,000	AerCap Holdings N.V. (Netherlands) *	164,640

State Commercial Banks - 3.55%
4,500	Bank of NY Mellon Corp.	115,650
8,000	Glacier Bancorp, Inc.	117,680
		233,330
Telephone Communications (No Radio) - 0.99%
1,500	Verizon Communications, Inc.	64,905

Water Transportation - 0.99%
1,450	Tidewater, Inc.	64,786

TOTAL FOR COMMON STOCKS (Cost $4,091,874) - 77.44%		$ 5,091,014

EXCHANGE TRADED FUNDS - 3.59%
200	ETFS Palladium Trust *	13,844
220	ETFS Platinum Trust *	33,299
8,100	Global X Uranium ETF	52,731
1,400	iShares MSCI South Korea Index Fund	88,693
750	Proshares Ultrashort 20+ Year Treasury *	47,588

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $248,038) - 3.59%		$ 236,155

PREFERRED STOCK - 3.06%
2,100	Bank of New York Mellon Corp. PFD-C 5.20%	52,773
5,200	The Goldman Sachs Group, Inc. 2010 PFD-C 5.44% **	110,812
375	Southern California Edison Co. PFD 5.349% **	37,688

TOTAL PREFERRED STOCK (Cost $182,435) - 3.06%		$ 201,273

REAL ESTATE INVESTMENT TRUST - 5.07%
9,200	Chatham Lodging Trust	141,496
11,100	Franklin Street Properties Corp.	136,641
2,400	Pebblebrook Hotel	55,440

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $297,824) - 5.07%		$ 333,577

SHORT TERM INVESTMENTS - 11.35%
746,048	Fidelity Institutional Money Market Portfolio 0.18% ** (Cost $746,048)	746,048

TOTAL INVESTMENTS (Cost $5,566,219) - 100.52%		$ 6,608,067

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52%)		(33,885)

NET ASSETS - 100.00%		$ 6,574,182

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At December 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,566,219 amounted to $1,041,847, which consisted of aggregate gross unrealized appreciation of $1,409,253 and aggregate gross unrealized depreciation of $367,406.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,091,014	$0	$0	$5,091,014
Real Estate Investment Trust	$333,577			$333,577
Exchange Traded Funds	$236,155	$0	$0	$236,155
Preferred Stocks	$201,273			$201,273
Cash Equivalents	$746,048	$0	$0	$746,048
Total	$6,608,067	$0	$0	$6,608,067

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date February 26, 2013